Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000135675 | FR_01F052615
Holdings [Line Items]
Percent of Total Investments	4.80%
C000135675 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.40%
C000135675 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000135675 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.10%
C000135675 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135675 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000135675 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	2.90%
C000135675 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000135675 | FR_05722G100
Holdings [Line Items]
Percent of Total Investments	1.40%
C000135675 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000135675 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000135675 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000135675 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000135675 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000135675 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000135675 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000135675 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000135675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	58.10%
C000023784 | FR_01F052615
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023784 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023784 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023784 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023784 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023784 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023784 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023784 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023784 | FR_05722G100
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023784 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023784 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000023784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000023784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	58.10%
C000023790 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023790 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023790 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023790 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023790 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023790 | FR_67103H107
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023790 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000023790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000023790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000023790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000023790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000023790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%